Description of Organization And Business Operations And Going Concern - Additional Information (Detail) - USD ($)			8 Months Ended	12 Months Ended
	Feb. 10, 2023	Nov. 26, 2021	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation date of incorporation				Apr. 22, 2021
Proceeds from issuance initial public offering		$ 204,102,000	$ 200,010,000	$ 0
Shares issued, price per share		$ 10.2
Proceeds from issuance of common stock			25,000
Restricted Investment Term		185 days		185 days
Transaction costs		$ 11,274,404
Underwriting fees		3,480,000
Deferred underwriting fees		6,525,000
Fair value of purchase price of founder shares		623,500
Deferred underwriting commissions		$ 6,525,000
Period with in which business combination shall be consummated from the consummation of initial public offer				18 months
Period with in which business combination shall be consummated extended period				18 months
Temporary equity redemption price per share				$ 10.2
Minimum tangible assets for business combination	$ 5,000,001			$ 5,000,001
Net tangible assets required for consummation of business combination				$ 5,000,001
Percentage of temporary equity redemption restriction				15.00%
Percentage of public shares to be redeemed on non completion of business combination				100.00%
Percentage of amount of trust assets of target company excluding under writing commission working capital and taxes				80.00%
Liquidation basis of accounting, accrued costs to dispose of assets and liabilities				$ 100,000
Percentage of public share holding to be redeemed in case of non occurrence of business combination				100.00%
Cash			935,802	$ 50,963
Working capital deficiency				1,231,077
Investments held in Trust Account			$ 204,113,336	$ 207,091,906
Other Investee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage					50.00%
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued			5,002,500	5,002,500
Common stock, par value			$ 0.0001	$ 0.0001
Share Price Equal Or Exceeds Ten Point Two Zero Rupees Per Dollar [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price				$ 10.2
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period with in which business combination shall be consummated extended period				21 months
Number of months from the closing of public offering				21 months
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of months from the closing of public offering				18 months
Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price				$ 10.2
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares		20,010,000
Shares issued, price per share		$ 10
Offering costs		$ 645,904
IPO [Member] | Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares		20,010,000
Proceeds from issuance initial public offering		$ 200,100,000
Shares issued, price per share				10
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period		8,638,500
Shares issued, price per share		$ 1
Private Placement [Member] | Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, price per share				$ 3.33
Common stock, shares issued				150,000
Common stock, par value				$ 0.0001
Proceeds from issuance of common stock				$ 500,000
Payment of underwriting discount				$ 0